Net Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues by contract type and the timing of revenue recognition
		Year ended December 31,
(in thousands USD)	Timing of Revenue Recognition	2021	2020
Time and materials	over time	$130,603	$144,658
Fixed price	over time	28,065	19,329
Total		$158,668	$163,987

Schedule of our liabilities related to contracts with customers and related timing of revenue recognition
	December 31,
(in thousands USD)	2021	2020
Deferred revenues	$1,789	$2,143
Revenue recognized, that was deferred in the previous year	1,299	1,649